Personnel expenses - Disclosure of Defined Benefit Plan, Expense Recognized in Profit or Loss and Other Comprehensive Income (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of defined benefit cost in profit or loss
Current service cost (employer)		SFr 3,137	SFr 3,097	SFr 3,033
Past service cost		0	(94)	0
Interest expense on defined benefit obligation		231	114	103
Interest income on plan assets		(203)	(86)	(80)
Administrative cost excl. cost for managing plan assets		27	27	24
Defined benefit cost recognized in profit or loss		3,192	3,059	3,080
thereof service cost and administrative cost		3,164	3,031	3,057
thereof net interest expense on the net defined benefit liability		28	28	23
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions		(12,222)	(2,303)	0
Actuarial (gain) / loss on changes in demographic assumptions		0	(2,432)	0
Actuarial (gain) / loss arising from experience adjustments		3,546	(773)	335
Actuarial (gain)/loss on defined benefit obligation		(8,676)	(5,508)	335
Return on plan assets excluding interest income		3,342	(2,504)	1,179
Remeasurement of net pension liabilities	[1]	SFr (5,334)	SFr (8,012)	SFr 1,514

[1]	See note 18